Capital - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 504	$ 175	[1],[2]
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 400	$ 0
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares	24
Stock repurchase program authorized amount	$ 2,000
Stock repurchase program start date	Jun. 13, 2022
Stock repurchase program end date	Jun. 12, 2023

[1]	Amounts have been reclassified to reflect the current presentation.
[2]	Includes lease liabilities of $59 million (2021 - $64 million)